Filed electronically with the Securities and Exchange Commission on January 30, 2002

                                                               File No. 2-76806
                                                               File No. 811-3440

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /___/

                           Pre-Effective Amendment No.                     /___/
                         Post-Effective Amendment No. 41                   /_X_/
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /___/

                                Amendment No. 43                           /_X_/
                                              --


                               SCUDDER PORTFOLIOS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                  John Millette
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/ Immediately upon filing pursuant to paragraph (b)
/_X_/ On January  30, 2002 pursuant to paragraph (b)
/___/ On (date) pursuant to paragraph (a) (1)
/___/ On (date) pursuant to paragraph (a) (3)
/___/ 75 days after filing pursuant to paragraph (a) (2)
/___/ On (date) pursuant to paragraph (a) (2) of Rule 485

      If appropriate, check the following box:

/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               SCUDDER PORTFOLIOS

                           Scudder Cash Reserves Fund

                                                                     SCUDDER
                                                                     INVESTMENTS

 Supplement to the currently effective Prospectus for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 4, 2001

                                                                     SCUDDER
                                                                     INVESTMENTS


Scudder Cash Reserves Fund

Supplement to Prospectus Dated January 30, 2002

Class I Shares

--------------------------------------------------------------------------------

The fund currently offers four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in the fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in the fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the fund, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance Information

No performance data are available for the fund's Class I shares.

How Much Investors Pay

The Class I shares have no sales charges or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                               Class I
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases                         None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Maximum Sales Charge on Reinvested Dividends/Distributions               None
--------------------------------------------------------------------------------
Redemption Fee                                                           None
--------------------------------------------------------------------------------
Exchange Fee                                                             None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fees                                                          0.39%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses                                                           0.18*
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                          0.57
--------------------------------------------------------------------------------

*  Estimated since no Class I shares were issued as of fiscal year end.

Example

This example is to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and return vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
Fees and expenses if you sold shares after:
--------------------------------------------------------------------------------
       1 Year              3 Years           5 Years             10 Years
--------------------------------------------------------------------------------
         $58                $183               $318                $714
--------------------------------------------------------------------------------

Special Features

Shareholders of the fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates and (ii) Class I shares of any other "Scudder Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates may exchange their shares for Class I shares of "Scudder Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will generally be higher for Class I shares than for Class A, Class B and Class C shares.

January 30, 2002

                                                                     SCUDDER
                                                                   INVESTMENTS




                              Money Market Funds
                              Advisor Classes A, B and C

      Prospectus

--------------------------------------------------------------------------------
                              January 30, 2002
--------------------------------------------------------------------------------

                              Scudder Cash Reserves Fund





      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

   How the Fund Works                       How to Invest in the Fund

     4  The Fund's Main Investment           14  Choosing a Share Class
        Strategy
                                             18  How to Buy Shares
     5  The Main Risks of Investing
        in the Fund                          19  How to Exchange or Sell
                                                 Shares
     6  The Fund's Performance
        History                              20  Policies You Should Know
                                                 About
     7  How Much Investors Pay
                                             27  Understanding Distributions
     8  Other Policies and Risks                 and Taxes

     9  Who Manages and Oversees
        the Fund

    10  Financial Highlights

  How the Fund Works

  This fund is a money fund, meaning that it seeks to maintain a stable $1.00 share price to preserve the value of your investment.

  On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

  Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------


  Scudder Cash Reserves Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks maximum current income to the extent consistent with stability of principal.

The fund pursues its goal by investing exclusively in high-quality short-term securities, as well as repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, corporations and municipalities. The fund may invest more than 25% of its net assets in government securities and instruments issued by domestic banks. The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see below).


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules include the following:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

The Main Risks of Investing in the Fund

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor affecting the fund's performance is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations


o the potential for capital appreciation or depreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease or increase


o over time, inflation may erode the real value of an investment in the portfolio

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in a versatile, broadly diversified money fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class B shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

Scudder Cash Reserves Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class B
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


   1992       1.86
   1993       1.55
   1994       2.58
   1995       4.44
   1996       3.51
   1997       3.50
   1998       3.44
   1999       3.29
   2000       4.75
   2001       2.30


For the periods included in the bar chart:
Best Quarter: 1.25%, Q4 2000              Worst Quarter: 0.15%, Q4 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                             Since         Since          Since
                           12/31/00       12/31/96       12/31/91       Since
                            1 Year        5 Years        10 Years     Inception*
--------------------------------------------------------------------------------
Class A                       3.22          4.47           N/A            4.08
--------------------------------------------------------------------------------
Class B                      -0.70          3.28           3.12           4.34
--------------------------------------------------------------------------------
Class C                       2.61          3.81           N/A            3.83
--------------------------------------------------------------------------------

* Inception dates for Class A, Class B and Class C shares are 1/10/92, 2/6/84 and 5/31/94, respectively.


The table includes the effects of maximum sales loads.

To obtain the fund's current 7-day yield, call (800) 621-1048.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                 None*        None        None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)              None**       4.00%        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.39%       0.39%        0.39%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                 0.25        1.00         1.00
--------------------------------------------------------------------------------
Other Expenses***                                0.29        0.50         0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  0.93        1.89         1.62
--------------------------------------------------------------------------------

* The sales charge applicable to other Scudder funds will apply for exchanges into Class A shares of other Scudder funds.

** The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

*** Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                     $95         $296          $515       $1,143
--------------------------------------------------------------------------------
Class B shares                     592          894         1,221        1,730
--------------------------------------------------------------------------------
Class C shares                     265          511           881        1,922
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                     $95         $296          $515       $1,143
--------------------------------------------------------------------------------
Class B shares                     192          594         1,021        1,730
--------------------------------------------------------------------------------
Class C shares                     165          511           881        1,922
--------------------------------------------------------------------------------

Other Policies and Risks


While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.


o The investment advisor measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the advisor will decide what to do with the security pursuant to procedures adopted by the fund's Board.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

The fund's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. Zurich Scudder has more than 80 years of experience managing mutual funds, and currently has more than $325 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

For its services, the investment advisor receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.39% of its average daily net assets.

The portfolio managers

The following people handle the day-to-day management of the fund.

Frank Rachwalski, Jr.                Jerri I. Cohen
Lead Portfolio Manager                o Began investment career
 o Began investment career              in 1992
   in 1973                            o Joined the advisor in 1981
 o Joined the advisor in 1973         o Joined the fund team in 1998
 o Joined the fund team in 1984


Christopher Proctor
 o Began investment career
   in 1990
 o Joined the advisor in 1999
 o Joined the fund team in 2001

Financial Highlights



These tables are designed to help you understand the fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).



Scudder Cash Reserves Fund -- Class A


--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income              .04       .05      .04       .04      .04
--------------------------------------------------------------------------------
  Distributions from net           (.04)     (.05)    (.04)     (.04)    (.04)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    4.40      5.43     4.12      4.58     4.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            271       252      265       197       91
($ in millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .93       .93     1.09      1.21     1.16
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .93       .92     1.09      1.21     1.16
--------------------------------------------------------------------------------
Ratio of net investment income (%)  4.26      5.27     4.07      4.49     4.45
--------------------------------------------------------------------------------

Scudder Cash Reserves Fund -- Class B


--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income (loss)       .03       .04      .03       .03      .03
--------------------------------------------------------------------------------
  Distributions from net           (.03)     (.04)    (.03)     (.03)    (.03)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                  3.42      4.49     3.08      3.53     3.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period            228       202      287       285      217
($ in millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.89      1.87     2.11      2.22     2.19
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.89      1.86     2.11      2.22     2.19
--------------------------------------------------------------------------------
Ratio of net investment income (%)  3.34      4.33     3.05      3.48     3.42
--------------------------------------------------------------------------------

^a Total Return does not reflect the effect of sales charges.

Scudder Cash Reserves Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------


Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
period
--------------------------------------------------------------------------------
  Net investment income              .04       .05      .03       .04      .04
--------------------------------------------------------------------------------
  Distributions from net           (.04)     (.05)    (.03)     (.04)    (.04)
  investment income
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)^a                  3.76      4.81     3.44      3.90     3.85
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             96        79       97        68       32
($ in millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.62      1.57     1.75      1.88     1.84
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.62      1.56     1.75      1.88     1.84
--------------------------------------------------------------------------------
Ratio of net investment income (%)  3.59      4.63     3.41      3.82     3.77
--------------------------------------------------------------------------------

^a Total Return does not reflect the effect of sales charges.

  How to Invest in the Fund

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for the fund. The fund offers another class of shares separately. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.



--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A

o No charges when you buy shares          o  Total annual operating expenses are
                                             lower than those for Class B or
o In most cases, no sales charge when        Class C
  you sell shares

o 0.25% annual service fee
----------------------------------------------------------------------------------

Class B

o No charges when you buy shares          o  The deferred sales charge rate falls
                                             to zero after six years
o Deferred sales charge of up to 4.00%,
  charged when you sell shares you        o  Shares automatically convert to
  bought within the last six years           Class A after six years, which means
                                             lower annual expenses going forward
o 1.00% annual distribution/service fee
----------------------------------------------------------------------------------

Class C

o No charges when you buy shares          o  The deferred sales charge rate is
                                             lower, but your shares never convert
o Deferred sales charge of 1.00%,            to Class A, so annual expenses
  charged when you sell shares you           remain higher
  bought within the last year

o 1.00% annual distribution/service fee
----------------------------------------------------------------------------------

Class A shares


Class A shares have no sales charges when you buy shares. Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from class assets each year.


If you later exchange Class A shares into another Scudder fund, you'll be charged any applicable sales charges. However, if you bought shares of this fund by exchange from a fund where you already paid a sales charge, you will be credited for the sales charges you paid if you later exchange back into a fund with a Class A sales charge.

If you've invested $1 million or more in another Scudder fund, either as a lump sum or through one of the sales charge reduction features described in that fund's prospectus, and you exchange into Class A Shares of this fund, you may be charged a 1% contingent deferred sales charge if you redeem shares within one year of your initial purchase of the other fund. If you redeem shares within two years of your initial purchase of the other fund, you may be charged a 0.50% contingent deferred sales charge (CDSC). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced sales charges for other Scudder funds.

Class B shares


With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second year and later                          3.00
---------------------------------------------------------------------
Fourth or Fifth Year                           2.00
---------------------------------------------------------------------
Sixth Year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can make sense for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

Class C shares


Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from class assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                             None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Scudder Funds."

--------------------------------------------------------------------------------
 First investment                          Additional investments
--------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

$50 or more with an Automatic             $50 or more with an Automatic
Investment Plan                           Investment Plan, Payroll Deduction or
                                          Direct Deposit
----------------------------------------------------------------------------------

Through a financial representative

o Contact your representative using the   o  Contact your representative using
  method that's most convenient for you      the method that's most convenient
                                             for you
----------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application        o  Send a check and an investment slip
                                             to us at the appropriate address
o Send it to us at the appropriate           below
  address, along with an investment
  check                                   o  If you don't have an investment
                                             slip, simply include a letter with
                                             your name, account number, the full
                                             name of the fund and the share class
                                             and your investment instructions
----------------------------------------------------------------------------------

By wire

o  Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

By phone

--                                        o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

With an automatic investment plan

--                                        o  To set up regular investments, call
                                             (800) 621-1048
----------------------------------------------------------------------------------

On the Internet

o Follow the instructions at              o  Follow the instructions at
  www.scudder.com                            www.scudder.com
----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Regular mail:
  First Investment: The Scudder Funds, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: The Scudder Funds, PO Box 219154, Kansas City, MO 64121-9154

  Express, registered or certified mail:
  The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.


----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for
                                          over $100,000, can only be ordered in
$50 or more for exchanges between         writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 22
----------------------------------------------------------------------------------


Through a financial representative

o Contact your representative by the      o  Contact your representative by the
  method that's most convenient for you      method that's most convenient for you
----------------------------------------------------------------------------------

By phone or wire

o  Call (800) 621-1048 for instructions   o  Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class and account number     o  the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares  o  the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you     o  your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your        o  a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------

With a systematic exchange plan

o To set up regular exchanges from a     --
  Scudder fund account, call
  (800) 621-1048
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a Scudder fund account, call
                                            (800) 621-1048
----------------------------------------------------------------------------------

On the Internet

o Follow the instructions at             o  Follow the instructions at
  www.scudder.com                           www.scudder.com
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

There are certain cases in which you may be exempt from a CDSC. These include:

o   the death or disability of an account owner (including a joint owner)

o   withdrawals made through an automatic withdrawal plan

o   withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, each share class of the fund uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------  = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

For each share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors and certain investors in Class A shares, a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class"). As noted earlier, the fund seeks to maintain a stable $1.00 share price.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30% (for 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind in marketable securities unless your requests over a 90-day period total more than $250,000 or 1% of a portfolio's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the fund typically doesn't expect to make long-term capital gains distributions. Also, because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------

Scudder Investments                       SEC
----------------------------------------------------------------

222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
www.scudder.com                           www.sec.gov
(800) 621-1048                            (202) 942-8090



SEC File Number
----------------------------------------------------------------
Scudder Cash Reserves Fund                811-3440








Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER
INVESTMENTS

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Statement of Additional Information for each of the listed funds:


Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder Development Fund
Scudder Dividend & Growth Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dynamic Growth Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Floating Rate Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Growth Fund
Scudder Focus Value+Growth Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Growth and Income Fund
Scudder Health Care Fund
Scudder High-Yield Fund
Scudder High-Yield Opportunity Fund
Scudder High-Yield Tax-Free Fund
Scudder Income Fund
Scudder International Fund
Scudder International Research Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Managed Municipal Bonds
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Money Market Series
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Research Fund
Scudder Retirement Fund -- Series III
Scudder Retirement Fund -- Series IV
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Select 1000 Growth Fund
Scudder Short-Term Bond Fund
Scudder Small Cap Value Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Income Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Total Return Fund
Scudder U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund
Scudder Worldwide 2004 Fund
The Japan Fund, Inc.

Scudder Variable Series I
   21st Century Growth Portfolio
   Balanced Portfolio
   Bond Portfolio
   Capital Growth Portfolio
   Global Discovery Portfolio
   Growth and Income Portfolio
   Health Sciences Portfolio
   International Portfolio
   Money Market Portfolio

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio
   Scudder Blue Chip Portfolio
   Scudder Contrarian Value Portfolio
   Scudder Focus Value+Growth Portfolio
   Scudder Global Blue Chip Portfolio
   Scudder Government Securities Portfolio
   Scudder Growth Portfolio
   Scudder High Yield Portfolio
   Scudder International Research Portfolio
   Scudder Investment Grade Bond Portfolio
   Scudder Money Market Portfolio
   Scudder New Europe Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio
   Scudder Strategic Income Portfolio
   Scudder Technology Growth Portfolio
   Scudder Total Return Portfolio
   SVS Dreman Financial Services Portfolio
   SVS Dreman High Return Equity Portfolio
   SVS Dynamic Growth Portfolio
   SVS Focused Large Cap Growth Portfolio
   SVS Growth And Income Portfolio
   SVS Growth Opportunities Portfolio
   SVS Index 500 Portfolio
   SVS Mid Cap Growth Portfolio
   SVS Strategic Equity Portfolio
   SVS Venture Value Portfolio

Cash Account Trust
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Cash Equivalent Fund
   Money Market Portfolio
   Government Securities Portfolio
   Tax-Exempt Portfolio

Investors Cash Trust
   Government Securities Portfolio
   Treasury Portfolio

Investors Municipal Cash Fund
   Investors Florida Municipal Cash Fund
   Investors Michigan Municipal Cash Fund
   Investors New Jersey Municipal Cash Fund
   Investors Pennsylvania Municipal Cash Fund
   Tax-Exempt New York Money Market Fund

Tax-Exempt California Money Market Fund

Zurich Money Funds
   Zurich Money Market Fund
   Zurich Government Money Fund
   Zurich Tax-Free Money Fund

Zurich YieldWise Funds
   Zurich YieldWise Money Fund
   Zurich YieldWise Government Money Fund
   Zurich YieldWise Municipal Money Fund



On December 4, 2001, Deutsche Bank and Zurich Financial Services announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of Zurich Scudder Investments, Inc. ("Scudder"), with the exception of Threadneedle Investments in the U.K. Because the transaction would constitute an assignment of the Funds' investment management agreements with Scudder under the Investment Company Act of 1940 and, therefore, a termination of those agreements, Scudder intends to seek approval of new agreements from the Funds' shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.


December 11, 2001

                               SCUDDER PORTFOLIOS
                                  (the "Trust")






                       STATEMENT OF ADDITIONAL INFORMATION

                                January 30, 2002


                           Scudder Cash Reserves Fund

                      Class A, Class B, Class C and Class I

               222 South Riverside Plaza, Chicago, Illinois 60606

                                 (800) 621-1048

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Scudder Cash Reserves Fund (the "Fund") dated January 30, 2002. The prospectus may be obtained without charge from the Fund by calling (800) 621-1048 or writing the Fund or the firm from which the prospectus was obtained, and is also available, along with other related materials, on the Securities and Exchange Commission's Internet web site (http://www.sec.gov).

                                TABLE OF CONTENTS


INVESTMENT RESTRICTIONS........................................................2

INVESTMENT POLICIES AND TECHNIQUES.............................................3

MANAGEMENT OF THE FUND.........................................................8
         Investment Advisor....................................................8
         Brokerage Commissions.................................................9
         Underwriter..........................................................12

FUND SERVICE PROVIDERS........................................................16
         Custodian, Transfer Agent and Shareholder Service Agent..............16
         Auditors.............................................................16
         Legal Counsel........................................................16
         Fund Accounting Agent................................................16

PERFORMANCE...................................................................16

PURCHASE AND REDEMPTION OF SHARES.............................................18

DIVIDENDS, CAPITAL GAINS AND TAXES............................................28

NET ASSET VALUE...............................................................31

OFFICERS AND TRUSTEES.........................................................31

FUND ORGANIZATION AND SHAREHOLDER RIGHTS......................................37

ADDITIONAL INFORMATION........................................................39

FINANCIAL STATEMENTS..........................................................40

APPENDIX -- RATINGS OF INVESTMENTS............................................41



The financial statements appearing in the Fund's 2001 Annual Report to Shareholders dated September 30, 2001, are incorporated herein by reference. The Annual Report for the Fund accompanies this Statement of Additional Information, and further copies may be obtained without charge by calling (800) 621-1048.

                             INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which, together with its investment objective and fundamental policies, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund has elected to be classified as a diversified series of an open-end investment trust.

The Fund may not, as a fundamental policy:

1. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
2. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, except that the Fund reserves the freedom of action to concentrate in government securities and instruments issued by domestic banks.

4. Engage in the business of underwriting securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

5. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.       Purchase  physical   commodities  or  contracts  relating  to  physical
         commodities.

7. Purchase or sell real estate, which term does not include securities or companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

With regard to Restriction #3, for purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2. lend portfolio securities in an amount greater than one-third of its total assets; and

3.       invest more than 10% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES


Trustees' Power to Change Objectives and Policies. Except as specifically stated to the contrary, the objectives and policies of the Fund may be changed by the Trustees without a vote of the shareholders.

The following information sets forth the Fund's investment objective, policies and risk factors. The Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the Fund will achieve its objective.


The Fund seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in 397 days or less:


1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities. The two broad categories of U.S. government debt instruments are (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investor Services, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P.

5. Repurchase Agreements. See "Additional Investment Information" below for more detail.


In addition, the Fund limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act. See "Net Asset Value."

To the extent the Fund purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Fund may invest more than 25% of its net assets in government securities and instruments issued by domestic banks. As a result, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.


The Fund seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments using the amortized cost method in accordance with Rule 2a-7. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved. See "Net Asset Value."

The Fund may invest in instruments bearing rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities is ordinarily determined by reference to or is a percentage of an objective standard. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities have a demand feature entitling the purchaser to resell the securities to the issuer at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest ("Variable Rate Demand Securities"). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the face of the instrument.

Section 4(2) Paper. Subject to its investment objectives and policies, the Fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The investment adviser monitors the liquidity of the Fund's investments in
Section 4(2) paper on a continuing basis. See "Investment Restrictions."

Additional Investment Information


The Fund will invest only in securities with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less in accordance with Rule 2a-7 under the Investment Company Act of 1940. The Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the Securities and Exchange Commission ("SEC") which permits the Fund to participate in an interfund lending program among certain investment companies advised by Zurich Scudder Investments, Inc. (the "Advisor"). The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).


Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Fund will receive amounts equal to dividends or interest on the securities loaned. The Fund will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment adviser to be of good standing, and when the investment adviser believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of the Fund's total assets.

Repurchase Agreements. The Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment adviser to present minimal credit risk. The investment adviser will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Fund may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of the Fund's limitations on illiquid securities.


Borrowing. The Fund will borrow only when the Advisor believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued", "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Fund assets and its yield.

Third Party Puts. The Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days in the case of money market funds) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or loss of the bond's tax-exempt status, the put option will terminate automatically.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Variable Rate Demand Instruments. The Fund may purchase variable rate demand instruments, which are obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund generally intends to exercise the demand only (1) upon a default under the terms of the obligation, (2) as needed to provide liquidity to the Fund, (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures designed to minimize credit risks.

The Advisor may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund. The Advisor will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. The Fund may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

The Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

Eurodollar Obligations. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities.

Participation Interests. The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of each Fund may be used for letter of credit backed investments.

Securities with Put Rights. The Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act and with commercial banks.

The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Advisor, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of an obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

                             MANAGEMENT OF THE FUND


Investment Advisor

Zurich Scudder Investments, Inc. (the "Advisor" or "Zurich Scudder"), 345 Park Avenue, New York, New York 10154-0010, is the Fund's investment adviser. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Advisor, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Advisor. The Advisor's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial
Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual-headed holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001 the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Funds are based primarily on the analyses of its own research department.


Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to that fund.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.


The investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


The Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The Fund's investment management agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. Additional series of the Trust, if offered, may be subject to a different agreement.

For the services and facilities furnished, the Fund pays an investment management fee, payable monthly, on a graduated basis at the following annual rates: 0.40% of the first $250 million of average daily net assets, 0.38% of the next $750 million, 0.35% of the next $1.5 billion, 0.32% of the next $2.5 billion, 0.30% of the next $2.5 billion, 0.28% of the next $2.5 billion, 0.26% of the next $2.5 billion, and 0.25% of average daily net assets over $12.5 billion. The investment management fees paid by the Fund for the fiscal years ended September 30 2001, 2000 and 1999 fiscal years were $2,005,011, $2,051,259 and $2,050,000, respectively.


Brokerage Commissions

Allocation of brokerage is supervised by the Advisor.


Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.



Although certain research services from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund, and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.



Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Code of Ethics


The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that  may be  purchased  or  held  by  the  Fund  subject  to  requirements  and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.




                                                                                                       Service Fees Paid
                                                                        Total Service Fees Paid            by SDI to
              Administrative Service Fees Paid by Fund                       by SDI to Firms         SDI Affiliated Firms
              ----------------------------------------                       ---------------         --------------------
  Fiscal Year         Class A           Class B          Class B
  -----------         -------           -------          -------

   2001*            $280,715.53       $242,015.16      $113,110.76
   2000              $596,000          $537,000          $184,000             $1,474,000                      $0
   1999              $553,190          $677,373          $202,780             $1,432,162                      $0

* For the period of October 1, 2000 to March 27, 2001.

Certain  trustees or officers of the Fund are also  directors or officers of the
Advisor  or  Scudder  Distributors,   Inc.  as  indicated  under  "Officers  and
Trustees."

Underwriter


Pursuant to a separate underwriting and distribution services agreement ("Distribution Agreement"), Scudder Distributors, Inc. ("SDI"), a wholly owned subsidiary of the Advisor, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. SDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplemental sales literature and advertising costs.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by SDI upon 60 days notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a series by series and class by class basis.

Information and administrative services are provided to the Fund on behalf of Class A, Class B and Class C shareholders under the Shareholder Services Agreement ("Services Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for the Fund at least annually by a vote of the Board of Trustees for the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Agreement. The Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination with respect to a class may be by a vote of (i) the majority of the Board of Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement or a "majority of the outstanding voting securities" of the Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee paid by the Fund without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Class A Shares. SDI receives no compensation from each Fund as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the Distribution Agreement not otherwise paid by dealers or other financial services firms. For the fiscal year ending September 30, 2001, the Fund paid no underwriting commissions.

Rule 12b-1 Plan

Class B and C Shares

Distribution Services. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Because 12b-1 fees are paid out of class assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Since the Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution services for those classes, that Agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of the Fund to make payments to SDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by SDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

For its services under the Distribution Agreement, SDI is paid monthly a fee from Class B shares net assets at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI is paid monthly a fee from Class C shares net assets at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by SDI or the Fund. SDI also receives any contingent deferred sales charges.

Class A, Class B and Class C Shares

Shareholder Services. Pursuant to the Rule 12b-1 Plan, information and administrative services are provided to the Fund on behalf of Class A, Class B and Class C shareholders under the Shareholder Services Agreement ("Services Agreement") with SDI. SDI bears all its expenses of providing services pursuant to the Services Agreement between SDI and the Class, including the payment of a services fee. Each of Class A, Class B, and Class C pays SDI a shareholder services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of the applicable class. For the period March 28, 2001 through September 30, 2001, Class A, Class B, and Class C incurred Shareholder Service Fees in the amount of $ XXX, $XXX and $XXX, respectively.

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B and Class C shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or the Fund. Firms to which service fees may be paid include affiliates of SDI. In addition, SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for administrative functions performed for applicable classes. Currently, the services fee payable to SDI is payable at an annual rate of 0.25% based upon Class assets in accounts for which a firm provides shareholder or administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on the Fund's records. The effective shareholder or administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder or administrative services. The Board, in its discretion, may approve basing the fee payable to SDI at the annual rate of 0.25% on all Fund assets in the future.

Certain Trustees/Directors or officers of the Funds are also directors or officers of the Advisor or SDI.


Expenses of the Fund in connection with the Rule 12b-1 plans for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                                          Distribution
                                           Contingent         Total       Fees Paid by
                         Distribution    Deferred Sales   Distribution     SDI to SDI
Class B       Fiscal     Fees Paid by   Charges Paid to   Fees Paid by    Affiliated
Shares          Year     Fund to SDI          SDI         SDI to Firms       Firms
------          ----     -----------          ---         ------------       -----

                2001      $1,631,243          $988,363      $2,619,606        $0
                2000      $1,617,586        $1,762,493      $3,380,079        $0
                1999      $1,739,783        $1,449,405      $2,537,771        $0


                                             Other Distribution Expenses Paid by SDI


                            Advertising                                      Misc.
Class B       Fiscal            and        Prospectus     Marketing and   Operating     Interest
Shares          Year        Literature      Printing     Sales Expenses    Expenses      Expense
------          ----        ----------      --------     --------------    --------      -------

                2001           $138,475         $9,450          $47,204      $20,919   $3,622,056
                2000           $205,540        $23,952         $220,160      $40,303    $3,488351
                1999           $188,020        $12,078         $502,101      $65,360   $1,760,937


                                           Contingent         Total       Distribution
                         Distribution    Deferred Sales   Distribution    Fees Paid by   Advertising
Class C       Fiscal     Fees Paid by   Charges Paid to   Fees Paid by     SDI to SDI        and
Shares          Year     Fund to SDI          SDI         SDI to Firms  Affiliated Firms  Literature
------          ----     -----------          ---         ------------  ----------------  ----------

                2001        $670,596          $195,084        $865,680          $0         $124,960
                2000        $554,527           $63,525        $618,052          $0         $188,384
                1999        $533,775           $84,132        $660,536          $0         $102,276


                                     Other Distribution Expenses Paid by SDI

                                                                Misc.
Class C       Fiscal          Prospectus     Marketing and   Operating     Interest
Shares          Year           Printing     Sales Expenses    Expenses      Expense
------          ----           --------     --------------    --------      -------

                2001              $8,304          $41,308       $18,469     $385,154
                2000             $23,264         $201,619       $39,248     $345,553
                1999              $6,468         $274,317       $42,947     $235,088


                             FUND SERVICE PROVIDERS

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. SSB is also the Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with SSB, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, serves as "Shareholder Service Agent" of the Fund and, as such, performs all of SSB's duties as transfer agent and dividend paying agent. SSB receives as transfer agent, and pays to SISC as follows: annual account fees of $14.00 ($23.00 for retirement accounts) plus account set-up charges, annual fees associated with the contingent deferred sales charges (Class B shares only), an asset based fee of 0.02%, and out-of-pocket expense reimbursement. SSB's fee is reduced by certain earnings credits in favor of the Fund. For the Fund's 2000 and 1999 fiscal years the shareholder service fees Investors Fiduciary Trust Company, the Fund's predecessor transfer agent, remitted to SISC were $1,441,055 and $2,315,000, respectively. For the Fund's fiscal year ending September 30, 2001, the amount charged by SISC was $1,182,079 of which $327,617 was unpaid at September 30, 2001.


Auditors


The Fund's independent auditors, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel

Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund, however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

                                   PERFORMANCE


The Fund may advertise several types of historical performance information for a class of shares, including "yield" and "effective yield." Performance information will be computed separately for Class A, Class B, Class C and Class I shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. If the Fund's fees or expenses are being waived or absorbed by the Advisor, the Fund may also advertise performance information before and after the effect of the fee waiver or expense absorption. Performance results not giving effect to expense absorptions will be lower.

Yield is a measure of the net investment income per share earned over a specific seven-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The Fund's yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2001 was 1.92%, 1.20% and 1.38%, respectively. The Fund's yield is not available for its Class I shares.

The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7 - 1. The Fund's effective yield for its Class A, Class B and Class C shares for the seven-day period ended September 30, 2001 was 1.94%, 1.20% and 1.39%, respectively.

The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A and Class I shares are sold at net asset value without an initial sales charge. Class B and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class A and C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Yields will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.


Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Investors may want to compare the performance of the Fund to that of certificates of deposit issued by banks and other depository institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of the Fund are not insured and yield will fluctuate. The Fund seeks to maintain a stable net asset value of $1.00.

Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

The Fund's performance may be compared to that of the Consumer Price Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI"). The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's yield will fluctuate. Additional information about the Fund's performance appears in its Annual Report to Shareholders, which is available without charge from the Fund.

                        PURCHASE AND REDEMPTION OF SHARES

Purchase Of Shares


Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors without an initial sales charge, but Class A shares of the Fund exchanged into Class A shares of another Scudder Fund are subject to the applicable sales charge of the Scudder Fund at the time of the exchange. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

The Fund is designed primarily as an exchange vehicle for investments in other Scudder Funds sold through financial services firms. For example, the Fund may serve as a temporary investment for amounts ultimately intended for investment in equity or fixed income Scudder Funds through techniques such as "dollar cost averaging." The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

Class A shares are sold subject to an annual Rule 12b-1/shareholder services fee of 0.25%. Class B and Class C shares are sold subject to an annual Rule 12b-1/shareholder services fee of 1.00%. That portion of the Rule 12b-1/shareholder services fee for each of Class A, Class B and Class C attributable to shareholder services is 0.25%.

                                                                 Annual 12b-1/Service Fees (as
                                                                   a % of average daily net
                                      Sales Charge                          assets)                    Other Information
                                      ------------                          -------                    -----------------

Class A*                 None                                                0.25%

Class B                  Maximum contingent deferred sales                   1.00%               Shares convert to Class A
                         charge of 4% of redemption proceeds;                                    shares six years after
                         declines to zero after six years                                        issuance

Class C                  Contingent deferred sales charge of1%               1.00%               No conversion feature
                         of redemption proceeds for
                         redemptions made during first year
                         after purchase

* No initial sales charge applies to purchases of Class A shares of the Fund, but the applicable sales charge applies for exchanges into Class A shares of other Scudder Funds.

The minimum initial investment for each of Class A, Class B and Class C of the Fund is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an Individual Retirement Account is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. In order to begin accruing income dividends as soon as possible, purchasers may wire payment to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.

The Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Fund will be investing in instruments, which normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Fund receives investable funds. (a) Wire transfer. Orders received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value after receipt by the Fund's Shareholder Service Agent and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. If payment is wired in Federal Funds, the payment should be wired to United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106. If payment is to be wired, the firm which services the account should handle the details of the transaction. (b) Check. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of the close of the Exchange on the business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effective. (c) Dealer Trades. Orders processed through dealers or other financial services firms, including trades via Fund/SERV, will be effected at the net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date. See "Dividends, Capital Gains and Taxes" for more information.

Due to the desire of the Trust's/Corporation's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who currently hold certificates may hold the certificates in their possession until they wish to exchange or redeem such shares.


Class A Shares. Class A shares are sold at their net asset value with no sales charge.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."


SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Advisor."

Class B shares of the Fund will automatically convert to Class A shares six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for SDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Advisor."

Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution services fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the Advisor Investments, Inc. and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies. Class I shares currently are available for purchase only from SDI, principal underwriter for the Fund, and, in the case of category (4) above, selected dealers authorized by SDI.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by SISC, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgement of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by SDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.


Shareholders should direct their inquiries to SISC, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form. The applicable sales charge applies for exchanges from Class A shares of the Fund to Class A shares of other Scudder Funds. The minimum initial investment is $1,000 and the minimum subsequent investment is $50 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

Redemption or Repurchase of Shares


General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of the Fund will be the net asset value per share of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickBuy/QuickSell or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).


Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for an entire calendar quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and QuickBuy/QuickSell transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.


Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling (800) 621-1048. Shares purchased by check or through QuickBuy or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to SDI, which the Fund has authorized to act as its agent. There is no charge by SDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by SDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of SDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the investment adviser deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at (800) 621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank.

The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

             Year of Redemption                  Contingent Deferred
             After Purchase                         Sales Charge
             --------------                         ------------

             First                                       4%
             Second                                      3%
             Third                                       3%
             Fourth                                      2%
             Fifth                                       2%
             Sixth                                       1%


The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Automatic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege, (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Automatic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code
Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent and (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.


Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends to a total of $11,000. If the investor were then to redeem the entire $11,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because the $1,000 of reinvested dividends is not subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.


The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December 2001 will be eligible for the second year's charge if redeemed on or after December 1, 2002. In the event no specific order is requested, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinstatement Feature. A shareholder of the Fund who redeems Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of its Fund or of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases". The amount of any contingent deferred sales charge also will be  reinvested.  These  reinvested  shares  will  retain  their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Scudder Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Scudder Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. The reinvestment privilege may be terminated or modified at any time.

Redemption in-kind. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.


Special Features


Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund, Scudder Blue Chip Fund, Scudder California Tax-Free Income Fund, Scudder Capital Growth Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder Contrarian Fund, Scudder Dividend & Growth Fund, Scudder-Dreman Financial Services Fund, Scudder Global Discovery Fund, Scudder-Dreman High Return Equity Fund, Scudder Dynamic Growth Fund, Scudder Emerging Markets Income Fund, Scudder Florida Tax-Free Income Fund, Scudder Focus Growth Fund, Scudder Focus Value Plus Growth Fund, Scudder Global Fund, Scudder Global Bond Fund, Scudder Gold Fund, Scudder Growth Fund, Scudder Growth and Income Fund, Scudder Health Care Fund, Scudder High-Yield Fund, Scudder High-Yield Opportunity Fund, Scudder High-Yield Tax-Free Fund, Scudder Income Fund, Scudder International Fund, Scudder International Research Fund, Inc., Scudder Large Company Growth Fund, Scudder Large Company Value Fund, Scudder Managed Municipal Bonds, Scudder Massachusetts Tax-Free Fund, Scudder Medium-Term Tax-Free Fund, Scudder New Europe Fund, Inc., Scudder New York Tax-Free Income Fund, Scudder Pathway Series -- Conservative Portfolio, Scudder Pathway Series -- Growth Portfolio, Scudder Pathway Series -- Moderate Portfolio, Scudder Research Fund, Scudder S&P 500 Stock Fund, Scudder Small Cap Value Fund, Scudder Small Company Stock Fund, Scudder Strategic Income Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Technology

Fund, Scudder Technology Innovation Fund, Scudder Total Return Fund, Scudder U.S. Government Securities Fund, The Japan Fund, Inc., ("Scudder Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Scudder Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Scudder Funds," (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Scudder Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds, including Class I shares, listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash
Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

If a shareholder has invested $1 million or more in another Scudder Fund, either as a lump sum or through on of the sales charge reduction features described in that fund's prospectus, and a shareholder exchanges into Class A shares of this fund, the shareholder may be charged a 1% contingent deferred sales charge if they redeem shares within one year of your initial purchase of the other Scudder Fund. If they redeem shares within two years of their initial purchase of the other Scudder Fund, they may be charged a 0.50% contingent deferred sales charge. This CDSC is waived under certain circumstances. See the Fund's prospectus for more details.

Class B Shares. Class B shares of the Fund and Class B shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Scudder Mutual Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). In addition, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged.

Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to SISC, Attention: Exchange Department, P.O. Box 219557, Kansas City, Missouri 64121-9557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at (800) 621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Scudder Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Scudder Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy/QuickSell. QuickBuy/QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy/QuickSell or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy/QuickSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy/QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to SISC, P.O. Box 219557, Kansas City, Missouri 64121-9557. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. QuickBuy/QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (minimum $50 maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to SISC, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.


Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Systematic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price may provide for the payment from the owner's account of any requested dollar amount up to $5,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following the purchase) under an automatic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

SDI will waive the contingent deferred sales charge on redemptions of Class B shares and Class C shares made pursuant to an automatic withdrawal plan. The right is reserved to amend the automatic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

o Individual Retirement Accounts ("IRAs") with SSD as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts also with SSD as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with SSD as custodian describe the current fees payable to SSD for its services as custodian. Investors should consult with their own tax adviser before establishing a retirement plan.

                       DIVIDENDS, CAPITAL GAINS AND TAXES


Dividends. The Fund declares daily dividends of its net investment income. Dividends will be reinvested or paid in cash monthly. If a shareholder redeems his or her entire account, all dividends accrued to the time of redemption will be paid at that time. The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Fund. Expenses are accrued each day. While the Fund's investments are valued at amortized cost (see "Net Asset Value" in the prospectus), there will be no unrealized gains or losses on such investments. However, should the net asset value deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends paid by the Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income dividends and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value, except that, upon written request to the Shareholder Service Agent, a shareholder may elect to receive income and capital gain dividends in cash.


Any dividends of the Fund that are reinvested normally will be reinvested in shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested in shares of the same class of another Scudder Fund at the net asset value of such class of such other fund. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other Scudder Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund. The Fund reinvests dividend checks (and future dividends) in shares of that same class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed.


If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. No portion of the dividends paid by the Fund will qualify for the dividends received deduction.

Dividends paid out of the Fund's investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of (both paid or reinvested) those shares.

Investments by the Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), held by the Fund will be taxed as ordinary income to the extent of the accrued market discount up to the amount of realized capital gain on the bonds, unless the Fund elects to include the market discount in income as it accrues which will be taxed as ordinary income as accrued.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of the Fund's net investment income for the calendar year plus 98% of its net capital gains income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed net capital gains income from the one year period ended October 31 in the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year.

The Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.


A shareholder who has redeemed shares of the Fund (other than shares of the Fund not acquired by exchange from another Scudder Fund) or other Scudder Fund listed in the prospectus under "Special Features -- Class A Shares --Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Scudder Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

The Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Fund has been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Fund shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty. The Fund is required by law to withhold 30% (for 2002 and 2003) of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.


When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

                                 NET ASSET VALUE


The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A and Class I shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading (the "value time") on the New York Stock Exchange (the
"Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market-based values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market-based values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birth dates, their principal occupations and their affiliations, if any, with the Advisor and SDI are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder
Name, Age, and Address            Position with Fund      Principal Occupation                    Distributors, Inc.
----------------------            ------------------      --------------------                    ------------------

John W. Ballantine (2/16/46)      Trustee                 Retired, formerly, First Chicago NBD   --
222 South Riverside Plaza                                 Corporation/The First National Bank
Chicago, Illinois                                         of Chicago; 1996-1998, Executive Vice
                                                          President and Chief Risk Management
                                                          Officer; 1995-1996, Executive Vice
                                                          President and Head of International
                                                          Banking; Director, First Oak Brook
                                                          Bancshares, Inc., Oak Brook Bank and
                                                          Tokheim Corporation



                                       31

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder
Name, Age, and Address            Position with Fund      Principal Occupation                    Distributors, Inc.
----------------------            ------------------      --------------------                    ------------------

Lewis A. Burnham (1/8/33)         Trustee                 Retired; formerly, Partner Business    --
222 South Riverside Plaza                                 Resources Group;  formerly Executive
Chicago, Illinois                                         Vice President, Anchor Glass
                                                          Container Corporation

Mark S. Casady (9/21/60)*         Trustee and President   Managing Director, Advisor; Director    Director and Chairman
Two International Place                                   and Chairman of SDI; formerly,
Boston, Massachusetts                                     Institutional Sales Manager of an

                                                          unaffiliated mutual fund distributor


Linda C. Coughlin (1/1/52) *      Vice President,         Managing Director, Advisor; Director    Director and Vice Chairman
Two International Place           Chairperson and         and Vice Chairman of SDI
Boston, Massachusetts             Trustee

Donald L. Dunaway (3/8/37)        Trustee                 Retired; formerly, Executive Vice      --
222 South Riverside Plaza                                 President, A. O. Smith Corporation
Chicago, Illinois                                         (diversified manufacturer)

James R. Edgar (7/22/46)          Trustee                 Distinguished Fellow, University of    --
222 South Riverside Plaza                                 Illinois Institute of Government and
Chicago, Illinois                                         Public Affairs; Director, Kemper
                                                          Insurance Companies (not affiliated
                                                          with the Scudder Funds); Director,
                                                          John B. Sanfilippo & Son, Inc.;
                                                          Director, Horizon Group Properties,
                                                          Inc.; formerly, Governor, State of
                                                          Illinois

William F. Glavin, Jr.            Vice President and      Managing Director, Advisor; formerly,   Managing Director
(8/30/58)*                        Trustee                 Executive Vice President of Market
Two International Place                                   and Product Development, The Dreyfus
Boston, Massachusetts                                     Corporation

Robert B. Hoffman (12/11/36)      Trustee                 Retired; formerly, Chairman,           --
222 South Riverside Plaza                                 Harnischfeger Industries, Inc.
Chicago, Illinois                                         (machinery for the mining and paper
                                                          industries); formerly, Vice Chairman
                                                          and Chief Financial Officer, Monsanto
                                                          Company (agricultural, pharmaceutical
                                                          and nutritional/food products);
                                                          formerly, Vice President, Head of
                                                          International Operations, FMC
                                                          Corporation (manufacturer of
                                                          machinery and chemicals); Director,
                                                          Harnischfeger Industries, Inc.



                                       32

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder
Name, Age, and Address            Position with Fund      Principal Occupation                    Distributors, Inc.
----------------------            ------------------      --------------------                    ------------------

Shirley D. Peterson (9/3/41)      Trustee                 Retired; formerly, President, Hood     --
222 South Riverside Plaza                                 College; formerly, Partner, Steptoe &
Chicago, Illinois                                         Johnson (attorneys); prior thereto,
                                                          Commissioner, Internal Revenue
                                                          Service; prior thereto, Assistant
                                                          Attorney General (Tax), U.S.
                                                          Department of Justice; Director,
                                                          Bethlehem Steel Corp.

Fred B. Renwick (2/1/30)          Trustee                 Professor Emeritus of Finance, New     --
222 South Riverside Plaza                                 York University, Stern School of
Chicago, Illinois                                         Business; Director, the Wartburg
                                                          Foundation; Chairman, Finance
                                                          Committee of Morehouse College Board
                                                          of Trustees; Director, American Bible
                                                          Society Investment Committee;
                                                          formerly member of the Investment
                                                          Committee of Atlanta University Board
                                                          of Trustees; formerly, Director of
                                                          Board of Pensions Evangelical
                                                          Lutheran Church in America

William P. Sommers (7/22/33)      Trustee                 Retired, formerly, President and       --
222 South Riverside Plaza                                 Chief Executive Officer, SRI
Chicago, Illinois                                         International (research and

                                                          development); prior thereto,
                                                          Executive Vice President, Iameter
                                                          (medical information and educational
                                                          service provider); prior thereto,
                                                          Senior Vice President and Director,
                                                          Booz, Allen & Hamilton, Inc.
                                                          (management consulting firm);
                                                          Director, PSI, Inc., Evergreen Solar,
                                                          Inc. and Litton Industries; Advisor,
                                                          Guckenheimer Enterprises; Consultant
                                                          and Director, SRI/Atomic Tangerine


John G. Weithers (8/8/33)         Trustee                 Formerly, Chairman of the Board and    --
222 South Riverside Plaza                                 Chief Executive Officer, Chicago
Chicago, Illinois                                         Stock Exchange; Director of Federal
                                                          Life Insurance Company; President of
                                                          the Members of the Corporation and
                                                          Trustee of DePaul University;
                                                          Director of International Federation
                                                          of Stock Exchanges; Director, Records
                                                          Management Systems



                                       33

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder
Name, Age, and Address            Position with Fund      Principal Occupation                    Distributors, Inc.
----------------------            ------------------      --------------------                    ------------------

Philip J. Collora (11/15/45)*     Vice President and      Senior Vice President, Advisor          Assistant Secretary
222 South Riverside Plaza         Assistant Secretary
Chicago, Illinois

Kathryn L. Quirk (12/3/52)*       Vice President          Managing Director, Advisor; Director,  --
345 Park Avenue                                           Secretary
New York, New York

Frank J. Rachwalski, Jr.          Vice President          Managing Director, Advisor             --
(3/26/45)*
222 South Riverside Plaza
Chicago, Illinois

Richard L. Vandenberg             Vice President          Managing Director, Advisor; formerly,  --
(11/16/49)*                                               Senior Vice President and Portfolio
222 South Riverside Plaza                                 Manager with an unaffiliated
Chicago, Illinois                                         investment management firm

Linda J. Wondrack (9/12/64)*      Vice President          Managing Director, Advisor              President and Chief
Two International Place                                                                           Compliance
Boston, Massachusetts

John R. Hebble (6/27/58)*         Treasurer               Senior Vice President, Advisor         --
Two International Place
Boston, Massachusetts

Brenda Lyons (2/21/63)*           Assistant Treasurer     Senior Vice President, Advisor         --
Two International Place
Boston, Massachusetts

John Millette  (8/23/62)*         Secretary               Vice President, Advisor                --
Two International Place
Boston, Massachusetts

Thomas Lally (9/22/67)            Assistant Treasurer*    Senior Vice President, Advisor         --
Two International Place
Boston, Massachusetts

Caroline Pearson (4/1/62)*        Assistant Secretary     Managing Director, Advisor; formerly,  --
Two International Place                                   Associate, Dechert Price & Rhoads
Boston, Massachusetts                                     (law firm) 1989 to 1997, Assistant
                                                          Secretary, SDI


* Interested persons of the Fund as defined in the Investment Company Act of 1940.

Beneficial Ownership

As of December 31, 2001, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of the Fund.

As of December 31, 20002001, the following entities owned of record greater than 5% of the outstanding shares of a particular class of the Fund:

As of December 31, 2001, 21,833,768 shares in the aggregate, or 9.49% of the outstanding shares of Scudder Cash Reserves Fund, Class A were held in the name of Oppenheimer & Company, 280 Park Avenue, New York, NY 10017 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 21,277,589 shares in the aggregate, or 12.07% of the outstanding shares of Scudder Cash Reserves Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, 3,305,380 shares in the aggregate, or 5.07% of the outstanding shares of Scudder Cash Reserves Fund, Class C were held in the name of Wedbush Morgan Securities, P.O. Box 30014, Los Angeles, CA 90030 who may be deemed to be the beneficial owner of certain of these shares.

As of December 31, 2001, there were no outstanding shares of Scudder Cash Reserves Fund, Class I.

Compensation of Officers and Trustees

The trustees and officers who are "interested persons" as designated above receive no compensation from the . The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended September 30, 2001 and the total compensation that the funds paid each trustee during calendar year 2000.

                                                             Pension or Retirement Benefits
                                   Compensation from                Accrued as Part                  Total Compensation
Name of Trustee                        the Trust                    of Fund Expenses               Paid to Trustees^(1)^(4)
---------------                        ---------                    ----------------               ----------------------

John W. Ballantine                    $2,732.76                              $0                        $183,980.00
Lewis A. Burnham                      $2,422.59                              $0                         $169,290.00
Donald L. Dunaway^(2)                 $4,902.47                              $0                         $275,812.00
James R. Edgar^(3)                     $ 870.00                              $0                         $200,660.00
Robert B. Hoffman                     $2,340.58                              $0                         $159,880.00
Shirley D. Peterson                   $2,723.74                              $0                         $189,830.00
Fred B. Renwick                       $1,920.00                              $0                         $214,990.00
William P. Sommers                    $2,687.46                              $0                         $183,300.00
John G. Weithers**                    $1,874.20                              $0                         $206,000.00

* Includes compensation from the Fund and Kemper U.S. Mortgage Fund which terminated on May 29, 2001.

**       Elected as a Trustee of the Fund effective July 2001

^(1) Aggregate compensation includes $10,340.00 in fees paid to each Trustee by the Advisor for numerous special meetings in connection with the sale of the Advisor to Deutsche Bank.

^(2) Pursuant to a deferred compensation agreement with certain Funds advised by the Advisor, Mr. Dunaway deferred, in prior years, compensation from such Funds. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds in which compensation may be deferred by Mr. Dunaway. Total compensation paid to Mr. Dunaway includes fees deferred in prior years (including interest thereon and the return from the assumed investment in the eligible fund advised by the Advisor) and received during calendar year 2001 of $94,382.00.

^(3) Includes deferred fees. Pursuant to a deferred compensation agreement with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the Fund) payable from the Trust to Governor Edgar are $994.00

^(4)     Each   Trustee   currently   serves  on  the   boards  of  33   Scudder
         Trusts/Corporations comprised of 85 funds/portfolios.

                    FUND ORGANIZATION AND SHAREHOLDER RIGHTS

The Fund is a series, or "Portfolio," of Scudder Portfolios ("SP" or the "Trust"), an open-end management investment company organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective November 20, 1987, pursuant to a reorganization succeeded to the assets and liabilities of Investment Portfolios, Inc., a Maryland corporation organized on March 26, 1982. After such reorganization, was known as Investment Portfolios until February 1, 1991, and thereafter until May 28, 1994, as Scudder Investment Portfolios, when the name became "Scudder Portfolios." Prior to May 28, 1994, the Fund was known as the Money Market Portfolio. On February 1, 2001 the Fund's name was changed from Kemper Cash Reserves Fund to Scudder Cash Reserves Fund.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Fund offers four classes of shares, three of which are described in this statement of additional information. An additional class, Class I shares, are offered through a supplement and have different expenses than Class A, B and C shares, that may affect performance, and are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. ("Zurich Scudder") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in the fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in the fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies. Shares of the Fund have equal noncumulative voting rights except that Class A, Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution or service fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Trust generally is not required to hold annual meetings of its shareholders and does not intend to do so. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Fund or a class to the extent and as provided in the Declaration of Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions. If shares of more than one Portfolio for the Trust are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.


Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action, which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any series or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust's trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor as remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.


                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds site is www.Scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Other Information

The CUSIP numbers for each class of the Fund are:

Class A:      811195-403

Class B:      811195-502

Class C:      811195-601

Class I:      811195-700

The Fund has a fiscal year ending September 30.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Advisor in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company 225 Franklin Street, Boston, Massachusetts 02110.

This Statement of Additional Information contains the information of Scudder Cash Reserves Fund. The Fund, through its combined prospectus, offers only its own share classes, yet it is possible that the Fund might become liable for a misstatement regarding other Funds. The Trustees of the Fund have considered this, and have approved the use of this Statement of Additional Information.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which each Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

The financial statements together with the Report of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Reports to Shareholders of the Fund dated September 30, 2001 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                       APPENDIX -- RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

Commercial  paper  rated  by  Standard  &  Poor's  Corporation  ("S&P")  has the
following   characteristics:   Liquidity   ratios  are  adequate  to  meet  cash
requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                               SCUDDER PORTFOLIOS
                            PART C. OTHER INFORMATION

Item 23       Exhibits
-------       --------

              (a)          (1)          Amended and Restated Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Written Instrument Amending the Agreement and Declaration of Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (3)          Certificate of Amendment of Declaration of Trust, dated November 29, 2000, changing the Trust name, effective July 1, 2001, from "Kemper Portfolios" to
                                        "Scudder Portfolios"
                                        (Filed herein)

              (b)          (1)          By-Laws.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Amendment to the By-Laws
                                        (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                        Registration Statement)

              (c)          (1)          Text of Share Certificate.
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (2)          Amended and Restated Written Establishment and Designation of Series of
                                        Shares
                                        (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                        Registration Statement)

                           (3)          Written Instrument Establishing and Designating Separate Classes of Shares,
                                        dated May 27, 1994
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement)

                           (4)          Amended and Restated Written Instrument Establishing and Designating
                                        Separate Classes of Shares.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

                           (5)          Written Instrument Changing the Name of the Series of the Trust.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (d)          (1)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper Cash Reserves Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 32 to
                                        Registrant's Registration Statement).

                           (2)          Revised Investment Management Agreement between the Registrant, on behalf of
                                        Kemper U.S. Mortgage Fund, and Scudder Kemper Investments, Inc., dated
                                        September 7, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                        Registration Statement.)

              (e)          (1)          Underwriting and Distribution Services Agreement between the Registrant and


                                        Kemper Distributors, Inc., dated October 1, 1999.
                                        (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                        Registration Statement)

                           (2)          Underwriting and Distribution Service Agreement between the Registrant and
                                        Kemper Distributors, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.)

              (f)                       Inapplicable

              (g)          (1)          Custodian Contract between Registrant and State Street Bank and Trust
                                        Company dated, April 5, 1999. (Incorporated by reference to Post-Effective
                                        Amendment No. 31 to the Registrant's Registration Statement on Form N-1A
                                        filed on October 18, 1999.)

                           (2)          Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company, dated January 5, 2001.  (Filed herein)

              (h)          (1)          Agency Agreement
                                        (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                        Registration Statement.)

                           (1)(a)       Supplement to Agency Agreement
                                        (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                        Registration Statement)

                           (1)(b)       Supplement to Agency Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                        Registration Statement.)

                           (2)          Administrative Services Agreement.
                                        (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                        Registration Statement.)

                           (2)(a)       Amended Fee Schedule for Administrative Services Agreement
                                        (Incorporated by reference to Post-Effective Amendment No. 39 to the
                                        Registration Statement)

                           (3)          Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Kemper Cash Reserves Fund, and Scudder Fund Accounting Corp., dated December
                                        31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (4)          Fund Accounting Services Agreement between the Registrant, on behalf of
                                        Kemper U.S. Mortgage Fund, and Scudder Fund Accounting Corp., dated December
                                        31, 1997.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

              (i)                       Legal Opinion and Consent of Counsel.
                                        (Filed herein)

              (j)                       Consent of Independent Auditors.
                                        (Filed herein)

              (k)                       Inapplicable


                                       2

              (l)                       Inapplicable

              (m)          (1)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        Cash Reserves Fund (Class B shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (2)          Amended and Restated 12b-1 Plan between the Registrant, on behalf of Kemper
                                        Cash Reserves Fund (Class C shares), and Kemper Distributors, Inc., dated
                                        August 1, 1998.
                                        (Incorporated by reference to Post-Effective Amendment No. 29 to the
                                        Registration Statement.)

                           (3)          Rule 12b-1 Plan (Class A shares) between the Registrant, on behalf of
                                        Scudder Cash Reserves Fund, and Scudder Distributors, Inc., dated July 1,
                                        2001 (Incorporated by reference to Post-Effective Amendment No. 40 to the
                                        Registration Statement, filed November 29, 2001)

                           (4)          Amended and Restated Rule 12b-1 Plan (Class B shares) between the
                                        Registrant, on behalf of Scudder Cash Reserves Fund, and Scudder
                                        Distributors, Inc., dated July 1, 2001 (Incorporated by reference to
                                        Post-Effective Amendment No. 40 to the Registration Statement, filed
                                        November 29, 2001)

                           (5)          Amended and Restated Rule 12b-1 Plans (for Class C shares) between the
                                        Registrant, on behalf of Scudder Cash Reserves Fund, and Scudder
                                        Distributors, Inc., dated July 1, 2001 (Incorporated by reference to
                                        Post-Effective Amendment No. 40 to the Registration Statement, filed
                                        November 29, 2001)

              (n)                       Inapplicable

              (o)                       Multi-Distribution System Plan.
                                        (Incorporated by reference to Post-Effective Amendment No. 26 to the
                                        Registration Statement.)

              (p)          (1)          Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc.
                                        (Incorporated by reference to Post-Effective Amendment No. 37 to the
                                        Registration Statement.)

                           (1)(a)       Revised Code of Ethics for Zurich Scudder Investments, Inc., dated January
                                        1, 2002 (Filed herein).

                           (2)          Code of Ethics for Kemper Portfolios.
                                        (Incorporated by reference to Post-Effective Amendment No. 37 to the
                                        Registration Statement.)

Item 24. Persons Controlled by or Under Common Control with Registrant
-------- -------------------------------------------------------------

         Not applicable.

Item 25. Indemnification
-------  ---------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.


Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

Name                       Business and Other Connections of Board of Directors of Registrant's Adviser
----                       ----------------------------------------------------------------------------

Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

                                       4

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Chris DeMaio               Treasurer, Zurich Scudder Investments, Inc. **

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

Paula Gaccione             Assistant Secretary, Zurich Scudder Investments, Inc. **

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**
                           Chief Executive Officer, Zurich Global Asset Business

Gunther Gose               Director, Zurich Scudder Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

James J. McGovern          Assistant Treasurer, Zurich Scudder Investments, Inc. **

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder Investments,
                                Inc.**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Senior Vice President, Chief Legal Officer& Assistant Clerk, Scudder Investor
                                Services, Inc.**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Vice President & Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President & Secretary, Scudder Canada Investor Services Ltd.***
                           Director, Vice President & Secretary, Scudder Realty Advisers, Inc.@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*
                            Director, Korea Bond Fund Management Co., Ltd.@@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc.+
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Scudder Distributors, Inc.
                           Director and Secretary, Scudder Investments Service Company

Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**

                                       5

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                      o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of other Scudder Funds managed by Zurich Scudder Investments, Inc..

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Mark S. Casady                Chairman and Director                    Trustee, President
         Two International Place
         Boston, MA  02110-4103

                                       6

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Linda C. Coughlin             Vice Chairman and Director               Trustee
         Two International Place
         Boston, MA  02110-4103

         William F. Glavin             Vice President and Director              Trustee
         Two International Place
         Boston, MA  02110-4103

         Thomas V. Bruns               President
         222 South Riverside Plaza
         Chicago, IL  60606

         James J. McGovern             Chief Financial Officer and Treasurer
         345 Park Avenue
         New York, NY  10054

         Paula Gaccione                Secretary
         345 Park Avenue
         New York, NY  10054

         Linda J. Wondrack             Vice President and Chief Compliance
         Two International Place       Officer
         Boston, MA  02110-4103

         Susan K. Crawshaw             Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Scott B. David                Vice President
         Two International Place
         Boston, MA  02110-4103

         Robert Froelich               Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher          Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert J. Guerin              Vice President
         Two International Place
         Boston, MA  02110-4103

         Michael E. Harrington         Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

                                       7

                      (1)                            (2)                                  (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Dean Jackson                  Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Terrance S. McBride           Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         C. Perry Moore                Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Johnston A. Norris            Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Howard S. Schneider           Vice President
         Two International Place
         Boston, MA  02110-4103

         Todd N. Gierke                Assistant Treasurer
         222 South Riverside Plaza
         Chicago, IL  60606

         James E. Keating              Assistant Treasurer
         345 Park Avenue
         New York, NY  10054

         Philip J. Collora             Assistant Secretary                      Vice President
         222 South Riverside Plaza
         Chicago, IL  60606

         Caroline Pearson              Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Diane E. Ratekin              Assistant Secretary
         222 South Riverside Plaza
         Chicago, IL  60606

(c)      Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Scudder Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.   Management Services
--------   -------------------

           Not applicable.

Item 30.   Undertakings
--------   ------------

           Not applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of January, 2002.


                                                SCUDDER PORTFOLIOS


                                                By: /s/ Mark S. Casady
                                                    ------------------
                                                    Mark S. Casady, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on the 30th day of January, 2002 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Gary L. French
--------------------------------------
Gary L. French                              Treasurer (Principal Financial and           January  30, 2002
                                            Accounting Officer)

/s/ John W. Ballantine
--------------------------------------
John W. Ballantine*                         Trustee                                      January  30, 2002

/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham*                           Trustee                                      January 30 , 2002

/s/ Mark S. Casady
--------------------------------------
Mark S. Casady                              Trustee, President                           January 30, 2002

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee, Chairperson and Vice President      January 30, 2002

/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      January 30, 2002

/s/ James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      January 30, 2002

/s/ William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.*                     Trustee                                      January 30, 2002

/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      January 30, 2002

/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      January 30, 2002

/s/ Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      January 30, 2002



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ William P. Sommers
--------------------------------------
William P. Sommers*                         Trustee                                      January 30, 2002

/s/ John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      January 30, 2002


*By:   /s/ John Millette
       -----------------
       John Millette**


** Attorney-in-fact pursuant to the powers of attorney contained in and incorporated by reference to Post-
        Effective Amendment No. 40 to the Registration
        Statement, as filed November 29, 2001.


                                                                File No. 2-76806
                                                               File No. 811-3440



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 41

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 43

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               SCUDDER PORTFOLIOS

                               SCUDDER PORTFOLIOS

                                  EXHIBIT INDEX

                                     (a)(3)
                                     (g)(2)
                                       (i)
                                       (j)
                                    (p)(1)(a)




                                       11